Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity (Deficit)

9. Shareholders’ Equity (Deficit)

During the year ended December 31, 2020 the Company issued 2,413,022 shares of common stock at $0.07 per share for $168,910 for consulting services.

During the year ended December 31, 2020 the Company entered into a share subscription agreement with a consultant of the Company for 4,000,000 shares of common stock valued at $125,000 for prepaid consulting services. The Company also entered into two prepaid advertising services agreement for 1,333,333 and 240,000 shares of common stock at $0.09 and 0.07 per share for $120,000 and $16,800 respectively. As of December 31, 2020, the Company has expensed $215,164 from prepaid expenses. As of December 31, 2020, the Company issued 3,723,333 shares of common stock from share subscriptions payable for services render. Subsequent to year ended December 31, 2020 the Company issued the remaining 1,850,000 shares of common stock valued at $67,188.

During the year ended December 31, 2020 the Company entered into a share subscription agreement with a consultant of the Company for 1,246,154 shares of common stock valued at $162,000 for prepaid consulting services. As of December 31, 2020, no shares have been issued. As of December 31, 2020, the Company has expensed $18,900 from prepaid expenses. Subsequent to year ended December 31, 2020 the Company issued 1,246,154 shares of common stock.

During the year ended December 31, 2020 the Company entered into an advertising service agreement to issue 225,000 shares of common stock and warrants. The warrants are convertible at a ratio of 1:1 and are exercisable until December 31, 2021 at $0.20 per warrant. The shares valued at $21,747 have been included in share subscriptions payable. The warrants valued at $16,503 have been included in additional paid-in capital. Subsequent to year ended December 31, 2020 the Company issued 225,000 shares of common stock.

During the year ended December 31, 2020, the Company entered into a share subscription agreement with a consultant of the Company for 4,000,000 shares of common stock valued at $250,000. During the year ended December 31, 2020, the Company issued 11,337,479 shares of common stock from shares of subscription payable with a combined value of $1,123,147. 5,686,978 of the shares of common stock issued from subscription payable valued at $648,147 relates to the anti-dilution feature triggered on March 5, 2019 as noted below.

During the year ended December 31, 2020 the Company entered into a settlement to fulfill a debt purchase agreement entered in 2017 for 4,100,000 shares valued at $856,080. As of December 31, 2020, the Company has issued 4,100,000 shares from share subscriptions payable.

During the year ended December 31, 2020 the Company initiated a Reg-A public offering at $0.10 per share and warrant. As of December 31, 2020, the Company raised $1,017,617 incurring share issuance cost of $55,004. As of December 31, 2020, the Company issued 9,961,301 shares of common stock valued at $996,301. As of December 31, 2020, the Company has 327,000 shares of common stock valued at $32,701 to be issued. Refer to note 25 for subsequent issuance.

During the year ended December 31, 2020 the issued 100,000 warrants for services valued at $12,600. Refer to note 22.

During the year ended December 31, 2020, the Company reached a legal settlement agreement with an investor. In accordance with the settlement agreement, 4,166,667 post-stock split (25,000,000 pre-stock split), reserved shares were released and returned to the Company valued at $325,000.

During the year ended December 31, 2020, the Company issued 2,520,434 shares of common stock pursuant to the conversion of the convertible promissory note (Note 8) with a value of $226,839.

During the year ended December 31, 2020 the Company issued 450,000 shares in connection with the issuance of convertible promissory note (Note 8) at $0.27 per share.

During the year ended December 31, 2020, Steven Rossi (the Company’s CEO) was issued 1,000 Series A Preferred Shares at $0.09 per share equal to 299,000 shares of common stock voting rights for services rendered.

During the year ended December 31, 2019, the Company issued 1,901,455 shares of common stock, previously recorded as subscription payable to a consultant with a value of $290,730. In addition, the Company also issued to the same consultant 2,778,629 shares of common stock at $0.02 per share for $55,573 for additional consulting serviced performed. During the same period, the Company entered into a share subscription agreement with a consultant of the Company for 1,500,000 shares of common stock valued at $30,000. As the shares have not yet been issued, the $30,000 has been recorded as share subscriptions payable.

During year ended December 31, 2019, the Company reached a legal settlement agreement (the “unwinding”) with an individual investor to dissolve the Debt Settlement and Mutual Release Agreement entered into on January 12, 2018. In accordance with the settlement agreement, 19,055,551 pre-stock split (990,742 post-stock split), reserved shares with a value of $325,000 recorded in share subscription payable were released and returned to the Company.

During the year ended December 31, 2019, Steven Rossi was issued 13,583,397 shares of Franchise Holdings International, Inc common stock as approved by the Board of Directors, due to a conversion of all 1,000,000 shares of his Series A Preferred stock.

During the year ended December 31, 2019, the Company completed a share consolidation of the Company’s issued and outstanding shares of common stock based on six (6) pre-consolidation shares to one (1) post-consolidation share. The consolidation reduced the number of issued and outstanding shares of common stock of the Company from 147,804,298 pre-consolidation shares of common stock to approximately 24,634,051 post-consolidation shares of common stock. While the share consolidation occurred during the year ended December 31, 2019, the Company has accounted for the effects retrospectively as such, the schedules and all references to shares, options and warrants throughout the financial statements have been updated to reflect the number of post-consolidation securities.

On March 5, 2019 immediately following the share consolidation the anti-dilution feature under the Investment and Co-operation agreement dated November 1, 2017 came into effect. As part of the anti-dilution feature the Company is obligated to issue an additional 8,465,608 shares at $0.11 per share for a total of $965,079. The Company recognized a non-cash deemed dividend of $965,079 to retain earnings and share subscriptions payable (Note 23).

For the year ended December 31, 2020 and 2019, the Company was authorized to issue 299,000,000 shares of its common stock with a par value of $0.0001. All shares were ranked equally with regards to the Company’s residual assets. During 2020 and 2019, the Company was authorized to issue 1,100,000 shares of its Series A and Series B Preferred Stock with a par value of $0.0001. Series A Preferred Stock have voting rights equal to 299 shares of common stock, per share of preferred stock. Series B Preferred Stock have voting rights equal to 10,000 shares of common stock, per share of preferred stock.